SUPPLEMENT dated June 29, 1999

                              To the PROSPECTUS of

                           STANDISH FIXED INCOME FUND
                          STANDISH FIXED INCOME FUND II
                        STANDISH DIVERSIFIED INCOME FUND
                            STANDISH SECURITIZED FUND
                        STANDISH CONTROLLED MATURITY FUND
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                              Dated April 30, 1999
                              Revised June 29, 1999

--------------------------------------------------------------------------------

Standish Controlled Maturity Fund:

      The following information replaces the fees and expenses table on page 9 of the attached prospectus for Standish Controlled Maturity Fund to reflect a reduction in the contractual management fee charged to the fund from 0.35% to 0.30% of the fund's average net assets.

                                                      Controlled Maturity
      Based on fiscal year ended 12/31/98                    Fund
      -----------------------------------             -------------------
      Shareholder fees
      (fees paid directly from your investment)              None

      Annual fund operating expenses(1)
      (expenses that are deducted from fund assets)

            Management fees                                  0.30%

            Distribution (12b-1) fees                        None

            Other expenses                                   0.51%

            Total annual fund operating expenses             0.81%
      -------------------------------------------------------------------

      (1) Because Standish has agreed to cap the fund's operating expenses, each fund's actual expenses were:

            Management fees                                  0.00%

            Other expenses                                   0.30%

            Total annual fund operating expenses             0.30%

      These caps may be changed or eliminated.

Expense Example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

+     You invest $10,000 in the fund for the time periods indicated;
+     You redeem at the end of each period;
+     Your investment has a 5% return each year; and
+     The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           After          After          After          After
                           1 year         3 years        5 years        10 years

Controlled Maturity Fund   $83            $259           $450           $1002

                            ------------------------

      The following information replaces the information in the annual advisory fee rates table on page 13 of the attached prospectus for Standish Controlled Maturity Fund:

                                      Annual Advisory Fee Rates
                          (as a percentage of the fund's average net assets)

                          Actual advisory   Contractual      Current expense
                          fee paid          advisory fee     limitation

Controlled Maturity Fund  0.00%             0.30%            0.30%

SUPPLEMENT dated June 29, 1999

                  To the Statement of Additional Information of

                           STANDISH FIXED INCOME FUND
                          STANDISH FIXED INCOME FUND II
                        STANDISH DIVERSIFIED INCOME FUND
                            STANDISH SECURITIZED FUND
                        STANDISH CONTROLLED MATURITY FUND
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                              Dated April 30, 1999
                              Revised June 29, 1999

--------------------------------------------------------------------------------

Standish Controlled Maturity Fund:

      The following information replaces the advisory fee rate listed on page 46 of the attached Statement of Additional Information for Standish Controlled Maturity Fund:

                                   Contractual Advisory Fee Rate (as a
Fund                               percentage of daily net assets)

Controlled Maturity Fund           0.30%

                            ------------------------